Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
2021 (nine months remaining)	$ 25,164
2022	33,552	$ 33,552
2023	26,474	33,552
2024	15,060	26,474
2025		15,060
Thereafter
Total lease payments	100,250	108,638
Less: amount of lease payments representing interest	(8,192)	(9,457)
Present value of future minimum lease payments	92,058	99,181
Less: current obligations under leases	(29,649)	(29,337)	$ (136,952)
Non-current obligations	$ 62,409	$ 69,844	$ 1,089,390